Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Schedule of Principal Payments on Long-term Debt [Table Text Block]

(dollars in millions)
2016	$179
2017	2,551
2018	1,231
2019	1,568
2020	1,476
Thereafter	12,434
Total	$19,439

Short-term Debt [Text Block]

(dollars in millions)	2015	2014
Short-term borrowings:
Commercial paper	$727	$—
Other borrowings	199	126
Total short-term borrowings	$926	$126

Long-term Debt [Text Block]

(dollars in millions)	2015	2014
LIBOR § plus 0.500% floating rate notes due 2015	$—	$500
4.875% notes due 2015	—	1,200
5.375% notes due 2017 [1]	1,000	1,000
1.800% notes due 2017 [1]	1,500	1,500
1.778% junior subordinated notes due 2018	1,100	—
6.800% notes due 2018 [2]	99	99
6.125% notes due 2019 [1]	1,250	1,250
8.875% notes due 2019	271	271
4.500% notes due 2020 [1]	1,250	1,250
4.875% notes due 2020 [2]	171	171
8.750% notes due 2021	250	250
3.100% notes due 2022 [1]	2,300	2,300
1.550% junior subordinated notes due 2022	—	1,100
1.250% notes due 2023 (€750 million principal value) [3]	817	—
7.100% notes due 2027 [2]	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029 [1]	550	550
5.400% notes due 2035 [1]	600	600
6.050% notes due 2036 [1]	600	600
6.800% notes due 2036 [2]	134	134
7.000% notes due 2038 [2]	159	159
6.125% notes due 2038 [1]	1,000	1,000
5.700% notes due 2040 [1]	1,000	1,000
4.500% notes due 2042 [1]	3,500	3,500
4.150% notes due 2045 [4]	850	—
Project financing obligations	191	147
Other (including capitalized leases) [2]	306	368
Total principal long-term debt	19,439	19,490
Other (fair market value adjustments, discounts and debt issuance costs) [2]	60	85
Total long-term debt	19,499	19,575
Less: current portion	179	1,791
Long-term debt, net of current portion	$19,320	$17,784

1
We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

2	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.

3
We may redeem these notes, in whole or in part, at our option at any time. If redeemed prior to February 22, 2023, the redemption price in Euro will be equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15 basis points. In addition, these notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

4
We may redeem these notes, in whole or in part, at our option at any time. If redeemed prior to November 16, 2044, the redemption price in U.S. Dollars will be equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 25 basis points.